Revenues (By Geographical Location of Customers) (Details) ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues from External Customers [Line Items]
Net Sales	¥ 90,124	$ 13,108	¥ 86,872	$ 12,649	¥ 79,599	$ 12,029	¥ 76,927	$ 12,264	¥ 333,522	$ 48,509	¥ 290,706	¥ 253,926
Sales in China [Member]
Revenues from External Customers [Line Items]
Net Sales									288,128	41,907	235,143	212,129
Sales in other countries principally Europe, Asia and North America [Member]
Revenues from External Customers [Line Items]
Net Sales									¥ 45,394	$ 6,602	¥ 55,563	¥ 41,797